INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Composition of intangible assets, grouped by major classifications, is as follows:

	December 31,
	2016	2015
Original amounts:

Technology	$42,504	$42,504
Customer relationships	4,466	4,466
Marketing rights and patents	3,421	3,421

	50,391	50,391
Accumulated amortization:

Technology	33,243	28,271
Customer relationships	3,999	3,419
Marketing rights and patents	1,766	1,547

	39,008	33,237

	$11,383	$17,154

Schedule of Estimated Amortization Expenses
Estimated amortization expenses for the following years is as follows:
Year ending December 31,

2017	$5,674
2018	3,275
2019	911
2020	441
2021 and thereafter	1,082

$11,383